UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  March 31, 2017

Item 1. Schedule of Investments.

Marketfield Fund
Schedule of Investments
March 31, 2017 (Unaudited)
	Shares	Value
COMMON STOCKS - 54.04%
Aerospace & Defense - 5.03%
BAE Systems PLC (a)	725,680	$5,841,626
Lockheed Martin Corp.	23,704	6,343,190
Northrop Grumman Corp.	27,210	6,471,626
Raytheon Co.	56,661	8,640,803
		27,297,245
Auto Components - 1.06%
Continental AG (a)	26,298	5,765,259
Banks - 0.65%
Bank of Ireland (a)(b)	14,152,941	3,510,379
Building Products - 2.62%
Fortune Brands Home & Security, Inc.	72,114	4,388,137
Masco Corp. (c)	128,325	4,361,767
TOTO Ltd. (a)	144,186	5,445,990
		14,195,894
Chemicals - 3.09%
Potash Corp. of Saskatchewan, Inc. (a)	198,972	3,398,442
Sociedad Quimica y Minera de Chile SA - ADR (c)	244,313	8,397,038
The Sherwin-Williams Co.	15,987	4,959,007
		16,754,487
Electrical Equipment - 1.20%
Rockwell Automation, Inc.	41,675	6,489,214
Electronic Equipment, Instruments & Components - 1.79%
Keyence Corp. (a)	24,262	9,715,261
Energy Equipment & Services - 0.93%
Schlumberger Ltd.	64,419	5,031,124
Food & Staples Retailing - 3.44%
Costco Wholesale Corp.	63,152	10,589,959
Wal-Mart Stores, Inc.	112,415	8,102,873
		18,692,832
Health Care Equipment & Supplies - 1.69%
Intuitive Surgical, Inc. (b)	11,946	9,156,251
Hotels, Restaurants & Leisure - 0.75%
Dalata Hotel Group PLC (a)(b)	854,716	4,075,808
Household Durables - 7.28%
DR Horton, Inc. (c)	380,530	12,675,454
Lennar Corp. - Class A	160,685	8,225,465
PulteGroup, Inc.	417,578	9,833,962
Sony Corp. - ADR (c)	186,509	6,290,949
Sony Corp. (a)	73,159	2,474,776
		39,500,606
Industrial Conglomerates - 6.32%
3M Co.	64,314	12,305,198
Honeywell International, Inc.	46,178	5,766,247
Siemens AG (a)	118,202	16,191,018
		34,262,463
Internet Software & Services - 1.51%
Facebook, Inc. - Class A (b)	57,737	8,201,541

Metals & Mining - 7.71%
AK Steel Holding Corp. (b)	745,613		5,360,957
Barrick Gold Corp. (a)	438,204		8,321,494
BHP Billiton Ltd. - ADR (c)	232,391		8,440,441
Silver Wheaton Corp. (a)(c)	361,458		7,532,785
Southern Copper Corp. (a)(c)	195,197		7,005,620
Steel Dynamics, Inc.	148,042		5,145,940
			41,807,237
Real Estate Management & Development - 0.86%
The St. Joe Co. (b)(c)	274,781		4,685,016
Road & Rail - 1.73%
Norfolk Southern Corp.	83,769		9,379,615
Semiconductors & Semiconductor Equipment - 1.10%
Intel Corp.	164,904		5,948,087
Software - 2.00%
Microsoft Corp. (c)	126,170		8,309,556
Splunk, Inc. (b)	40,802		2,541,557
			10,851,113
Specialty Retail - 3.28%
Industria de Diseno Textil SA (a)	247,115		8,710,107
Ross Stores, Inc. (c)	138,128		9,098,491
			17,808,598
TOTAL COMMON STOCKS (Cost $201,061,653)			293,128,030

EXCHANGE TRADED FUNDS - 34.09%
iShares MSCI Brazil Capped ETF	239,602		8,975,491
iShares MSCI Emerging Markets ETF (c)	1,169,047		46,048,761
iShares MSCI Mexico Capped ETF (c)	463,573		23,721,031
iShares MSCI South Korea Capped ETF (c)	461,336		28,542,858
iShares MSCI Taiwan Capped ETF (c)	543,668		18,066,088
iShares U.S. Home Construction ETF (c)	437,316		13,985,366
SPDR S&P Homebuilders ETF (c)	226,406		8,429,095
SPDR S&P Oil & Gas Exploration & Production ETF (c)	241,613		9,045,991
SPDR S&P Regional Banking ETF (c)	371,717		20,299,465
VanEck Vectors Gold Miners ETF	341,472		7,788,976
TOTAL EXCHANGE TRADED FUNDS (Cost $160,686,517)			184,903,122

PURCHASED OPTIONS - 1.23%	Contracts
Call Options - 0.13%
Maxis Nikkei 225 Index Fund
Expiration: May 2017, Exercise Price $172.91 (a)	235		591,035

	Notional
	Value
Euro Currency
Expiration: April 2017, Exercise Price $1.18(a)	200,000,000	(e)	109,881
Capped Options - 1.10%
Cap - US CPI Urban Consumers NAS (d)	800,000,000		5,985,600
TOTAL PURCHASED OPTIONS (Cost $6,850,945)			6,686,516

SHORT-TERM INVESTMENTS - 9.50%	Shares
Money Market Fund - 9.50%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 0.560% (f)	51,516,382		51,516,382
TOTAL SHORT-TERM INVESTMENTS (Cost $51,516,382)			51,516,382

Total Investments (Cost $420,115,497) - 98.86%			536,234,050
Other Assets in Excess of Liabilities - 1.14%			6,176,232
TOTAL NET ASSETS - 100.00%			$542,410,282

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for forwards, securities sold short, swap contracts and written options with an aggregate fair value of $163,427,135.
(d)	See Schedule of Purchased Capped Options for details.
(e)	Notional amount in Euros.
(f)	Seven day yield as of March 31, 2017.

Abbreviations:
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Marketfield Fund
Schedule of Securities Sold Short
March 31, 2017 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - 29.64%
COMMON STOCKS - 6.41%
Captial Markets - 2.06%
BlackRock, Inc.	(12,431)	$(4,767,413)
Eaton Vance Corp.	(65,324)	(2,936,967)
Invesco Ltd.	(66,908)	(2,049,392)
T Rowe Price Group, Inc.	(20,689)	(1,409,955)
		(11,163,727)
Diversified Financial Services - 0.54%
Leucadia National Corp.	(111,962)	(2,911,012)
Health Care Providers & Services - 0.57%
Laboratory Corp of America Holdings	(21,370)	(3,065,954)
Media - 0.43%
CBS Corp. - Class B	(33,958)	(2,355,327)
Software - 0.97%
SS&C Technologies Holdings, Inc.	(149,291)	(5,284,901)
Technology Hardward, Storage & Peripherals - 1.84%
Apple, Inc.	(69,630)	(10,003,046)
TOTAL COMMON STOCKS (Proceeds $30,578,217)		(34,783,967)
EXCHANGE-TRADED FUNDS - 16.03%
iShares U.S. Real Estate ETF	(261,177)	(20,499,783)
Health Care Select Sector SPDR Fund	(284,660)	(21,167,317)
Consumer Staples Select Sector SPDR Fund	(407,971)	(22,267,057)
Utilities Select Sector SPDR Fund	(447,825)	(22,977,901)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $83,894,174)		(86,912,058)
MASTER LIMITED PARTNERSHIPS - 1.42%
Captial Markets - 1.42%
KKR & Co. LP	(134,938)	(2,459,920)
The Blackstone Group LP	(176,976)	(5,256,187)
TOTAL MASTER LIMITED PARTNERSHIP (Proceeds $8,621,569)		(7,716,107)
REAL ESTATE INVESTMENT TRUSTS - 5.78%
Apartment Investment & Management Co. - Class A	(71,355)	(3,164,594)
AvalonBay Communities, Inc.	(25,709)	(4,720,173)
Boston Properties, Inc.	(20,349)	(2,694,411)
Equity Residential	(67,891)	(4,224,178)
Essex Property Trust, Inc.	(10,305)	(2,385,917)
SL Green Realty Corp.	(69,028)	(7,359,765)
The Macerich Co.	(64,140)	(4,130,616)
Vornado Realty Trust	(26,755)	(2,683,794)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $30,804,675)		(31,363,448)
Total Securities Sold Short (Proceeds $153,898,635)		$(160,775,580)

Marketfield Fund
Schedule of Options Written
March 31, 2017 (Unaudited)

PUT OPTIONS
Maxis Nikkei 225 Index Fund	Contracts	Value
Expiration: May 2017, Exercise Price $163.93 (a)	(235)	$(474,939)
Total Options Written (Premiums Received $634,554)		$(474,939)

(a) Foreign issued security.

Marketfield Fund
Schedule of Purchased Capped Options
March 31, 2017 (Unaudited)

Description	Counterparty (Issuer)	Strike Price	Floating Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/ (Depreciation)
Cap - US CPI Urban Consumers NAS	Morgan Stanley Capital Services	2.00%	Max of Inflation adjustment less ((1+2%2), or $0	9/6/2018	$800,000,000	$4,400,000	$5,985,600	$1,585,600
								$1,585,600

Abbreviations:
CPI- Consumer Price Index
NAS- Not Adjusted Seasonally

Marketfield Fund
Schedule of Open Forward Foreign Currency Contracts
March 31, 2017 (Unaudited)

Sale Contracts:
Counterparty of contract	Notional Amount	Forward Expiration Date	Currency to be Received	U.S. $ Value at March 31, 2017	Currency to be Delivered	U.S. $ Value on Origination Date	Unrealized Appreciation (Depreciation)
Citibank N.A.	(1,234,803,840)	6/5/2017	USD	(11,119,692)	JPY	(10,880,000)	$(239,692)
TOTAL SALES CONTRACTS							$(239,692)

Marketfield Fund
Schedule of Total Return Swaps
March 31, 2017 (Unaudited)

Counterparty	Reference Entity	Pay/Receive Total Return on Reference Entity	Financing Rate	Termination Date	Notional Amount	Number of Units	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	EURO STOXX Banks Index Future	Pay	–%	06/16/2017	27,363,013	4,225	$649,506
Total net unrealized appreciation (depreciation) on total return swaps							$649,506

The cost basis of investments for federal income tax purposes at March 31, 2017 was as follows*:

Cost of investments	$420,115,497
Gross unrealized appreciation on swaps	649,506
Gross unrealized appreciation on investments	117,221,934
Gross unrealized appreciation on short positions	2,795,476
Gross unrealized appreciation on options	1,745,215
Gross unrealized depreciation on forwards	(239,692)
Gross unrealized depreciation on investments	(938,952)
Gross unrealized depreciation on short positions	(9,672,421)
Gross unrealized depreciation on options	(1,750,029)
Net unrealized appreciation	$109,811,037

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange including options and futures contracts, is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by an approved pricing service. Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued and will generally be classified as Level 2. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Debt securities, including short-term instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supported by a Pricing Service. Pricing Services may use valuation methodologies such as the mean between the bid and ask prices, matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Quotations will be valued at the mean between the bid and the offer. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange-traded options are valued at the composite price, using the National Best Bid and Office quotes ("NBBO").  NBBO consists of the highest bid price and lowest ask price across any of the exhanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exhanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2.  Over-the-counter option contracts on securities, currencies and other financial instruments with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded.  Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days of more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer.  Future contracts are valued at the last settlement price at the closing of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on each day, they are valued at the average of the quoted bid and ask prices as of the close of such exchange or board of trade.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. If a price provided by a Pricing Service differs from the price provided by an independent dealer by 10% or more or the Adviser otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Adviser shall price the swap using the average of two prices obtained by independent dealers. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820
(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2017:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(1)	$293,128,030	$-	$-	$293,128,030
Exchange-Traded Funds	184,903,122	-	-	184,903,122
Purchased Options	591,035	6,095,481	-	6,686,516
Short-Term Investments	51,516,382	-	-	51,516,382
Total Assets	$530,138,569	$6,095,481	$-	$536,234,050

Liabilities:
Securities Sold Short
Common Stock	$(34,783,967)	$-	$-	$(34,783,967)
Exchange-Traded Funds	(86,912,058)	-	-	(86,912,058)
Master Limited Partnerships	(7,716,107)	-	-	(7,716,107)
Real Estate Investment Trusts	(31,363,448)	-	-	(31,363,448)
Total Securities Sold Short	(160,775,580)	-	-	(160,775,580)
Written Options	(474,939)		-	(474,939)
Total Liabilities	$(161,250,519)	$-	$-	$(161,250,519)

Other Financial Instruments(2)
Forwards	$-	$(239,692)	$-	$(239,692)
Swaps	-	649,506	-	649,506
Total Other Financial Instruments	$-	$409,814	$-	$409,814

(1) See the Schedule of Investments for industry classifications.
(2) Reflected at the net unrealized depreciation on the contracts held.

The Fund did not invest in any Level 3 securities during the period ended March 31, 2017. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as purchased options, written options, forward currency contracts, swap contacts and futures contracts during this period.

The fair value of derivative instruments as reported within this Schedule of Investments as of March 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Asset Derivatives	Value	Liability Derivatives	Value
Equity Contracts - Options	Investments, at value	$ 6,576,635	Written options, at value	$ 474,939
Currency Contracts - Options	Investments, at value	109,881	Written options, at value	-
Equity Contracts - Swaps	Unrealized appreciation on swap contracts	649,506	Unrealized depreciation on swap contracts	-
Foreign Exchange Contracts - Forward Foreign Currency Contracts	Unrealized appreciation on forward foreign currency contracts	-	Unrealized depreciation on forward foreign currency contracts	239,692

Total		$ 7,336,022		$ 714,631

The effect of derivative instruments on income for the period January 1, 2017 through March 31, 2017 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options		Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Forward Foreign Exchange Contracts	$ -	$ -		$ -	$ -	$ (65,548)	$ (65,548)
Equity Contracts	2,565,797	379,490		-	1,863,357	-	4,808,644
Credit Contracts	-	-		-	(5,006,375)	-	(5,006,375)
Total	$ 2,565,797	$ 379,490	#	$ -	$ (3,143,018)	$ (65,548)	$ (263,279)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options		Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Forward Foreign Exchange Contracts	$ -	$ -		$ -	$ -	$ (735,037)	$ (735,037)
Equity Contracts	(7,815,043)	289,632		-	990,413	-	(6,534,998)
Credit Contracts	-	-		-	4,564,181	-	4,564,181
Total	$ (7,815,043)	$ 289,632		$ -	$ 5,554,594	$ (735,037)	$ (2,705,854)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title  /s/John Buckel
 John Buckel,  President

Date  5/10/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/John Buckel
    John Buckel, President

Date  5/10/17

By (Signature and Title)* /s/Jennifer Lima
    Jennifer Lima, Treasurer

Date  5/10/17

* Print the name and title of each signing officer under his or her signature.